Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,974,000)	$ (11,133,000)	$ (13,986,000)	$ (15,612,000)
Adjustments to reconcile net loss to cash used in operating activities:
Change in fair value of common stock warrant and option liabilities	(493,000)	(5,965,000)	(6,544,000)	(3,209,000)
Change in fair value of contingent consideration			0	(70,000)
Issuance and offering costs allocated to liability classified options	0	430,000	430,000	314,000
Valuation loss on March 2023 PIPE	0	6,076,000	6,076,000	0
Depreciation	92,000	227,000	287,000	439,000
Amortization of intangible assets			0	40,000
Lease amortization	502,000	535,000	697,000	884,000
Impairment of intangible assets			0	404,000
Amortization of note receivable discount	(90,000)	0
Gain on disposal of property and equipment	(65,000)	(36,000)	(40,000)	(314,000)
Gain on sale of RS durum wheat trait	(4,000,000)	0
Stock-based compensation	395,000	573,000	717,000	1,106,000
Bad debt expense			20,000	60,000
Gain on sale of Verdeca			0	(1,138,000)
Write-down of inventories	154,000	444,000	444,000	2,471,000
Impairment of property and equipment	36,000	0	0	530,000
Impairment of ROU asset			113,000	0
Changes in operating assets and liabilities:
Accounts receivable and other receivables	(445,000)	249,000	184,000	592,000
Inventories	620,000	(1,388,000)	(2,419,000)	1,118,000
Prepaid expenses and other current assets	287,000	(284,000)	1,000	91,000
Other noncurrent assets	0	(13,000)	2,000	16,000
Accounts payable and accrued expenses	(719,000)	(300,000)	(522,000)	(757,000)
Amounts due to related parties	(29,000)	(2,000)	10,000	(16,000)
Other current liabilities	(11,000)	11,000	0	6,000
Operating lease liabilities	(678,000)	(573,000)
Operating lease payments			(764,000)	(932,000)
Net cash used in operating activities	(7,418,000)	(11,149,000)	(15,254,000)	(13,977,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of property and equipment	342,000	42,000	115,000	920,000
Proceeds from sale of Verdeca - earn-out received	0	569,000	569,000	569,000
Proceeds from sale of investments	2,501,000	0	2,502,000	0
Proceeds from sale of RS durum wheat trait	4,000,000	0
Cash paid related to sale of GoodWheat	(2,000,000)	0
Purchases of property and equipment	(16,000)	(5,000)	(5,000)	(72,000)
Purchases of investments	0	(5,002,000)	(7,525,000)	0
Net cash provided by (used in) investing activities	4,827,000	(4,396,000)	(4,344,000)	1,417,000
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from ESPP purchases	9,000	12,000	12,000	7,000
Net cash provided by financing activities	9,000	5,512,000	5,512,000	4,519,000
Net decrease in cash and cash equivalents	(2,582,000)	(10,033,000)	(14,086,000)	(8,041,000)
Cash and cash equivalents - beginning of period	6,518,000	20,644,000	20,644,000	28,685,000
Cash and cash equivalents - end of period	3,936,000	10,611,000	6,518,000	20,644,000
Supplemental Cash Flow Information [Abstract]
Cash paid for interest			0	1,000
NONCASH INVESTING AND FINANCING ACTIVITIES:
Right of use assets obtained in exchange for new operating lease liabilities	86,000	0	0	114,000
Proceeds from sale of property and equipment in accounts receivable and other receivables			8,000	19,000
Proceeds from sale of Verdeca in accounts receivable and other receivables			0	569,000
Note receivable recognized from sale of GoodWheat	5,705,000	0
Accounting Standards Update 2020-06 [Member]
NONCASH INVESTING AND FINANCING ACTIVITIES:
Common stock warrant liabilities reclassified to equity upon adoption of ASU 2020-06			0	3,392,000
August 2022 Offering [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock, pre-funded warrants and preferred investment options from March 2023 PIPE			0	5,000,000
Payments of offering costs relating to March 2023 PIPE			0	(488,000)
August 2022 RDO Securities Purchase Agreement [Member]
NONCASH INVESTING AND FINANCING ACTIVITIES:
Common stock options issued to placement agent and included in offering costs			0	191,000
March 2023 PIPE [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock, pre-funded warrants and preferred investment options from March 2023 PIPE	0	5,997,000	5,997,000	0
Payments of offering costs relating to March 2023 PIPE	0	(497,000)	(497,000)	0
NONCASH INVESTING AND FINANCING ACTIVITIES:
Common stock options issued to placement agent and included in offering costs	0	212,000	212,000
Warrant and option modifications included in Valuation loss on March 2023 PIPE	$ 0	$ 404,000	$ 404,000